MAINE MUNICIPAL FUND
Schedule of Investments October 31, 2022 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (91.6%)

Education (9.3%)
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	979,414

General Obligation (25.2%)
City of Biddeford ME 4.000% 10/01/2026	250,000	257,798
Town of Brunswick ME 2.500% 11/01/2041 Callable @ 100.000 11/01/2030	500,000	348,300
Town of Kennebunk ME 2.000% 10/01/2035 Callable @ 100.000 10/01/2031	600,000	445,626
City of Lewiston ME 2.750% 03/15/2038 Callable @ 100.000 03/15/2027	100,000	76,990
City of Lewiston ME 2.750% 03/15/2039 Callable @ 100.000 03/15/2027	250,000	192,692
City of Lewiston ME 2.750% 03/15/2040 Callable @ 100.000 03/15/2027	250,000	188,827
Regional School Unit No 26 3.000% 09/01/2044 Callable @ 100.000 09/01/2029	475,000	333,422
Maine School Administrative District No 51 4.000% 10/15/2029 Callable @ 100.000 10/15/2024	100,000	101,505
*Maine School Administrative District No 28 4.000% 05/01/2036 Callable @ 100.000 05/01/2028	500,000	483,010
City of Waterville ME 4.000% 07/01/2025	135,000	135,027
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	100,996
		2,664,193
Health Care (2.2%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	5,000	5,000
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	40,000	39,627
Maine Health & Higher Educational Facilities Authority 3.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	189,017
		233,644
Housing (7.7%)
Maine State Housing Authority 3.000% 11/15/2036 Callable @ 100.000 11/15/2025	400,000	334,080
Maine State Housing Authority 3.350% 11/15/2044 Callable @ 100.000 05/15/2028	155,000	116,002
Maine State Housing Authority 2.500% 11/15/2045 Callable @ 100.000 11/15/2028	165,000	108,677
Maine State Housing Authority 2.250% 11/15/2045 Callable @ 100.000 05/15/2029	250,000	155,933
Maine State Housing Authority 5.000% 06/15/2037 Callable @ 100.000 06/15/2031	100,000	106,206
		820,898
Other Revenue (5.1%)
Maine Municipal Bond Bank 4.000% 11/01/2038 Callable @ 100.000 11/01/2022	125,000	125,000
Maine Municipal Bond Bank 5.000% 11/01/2025 Callable @ 100.000 11/01/2022	125,000	125,000
Maine Municipal Bond Bank 5.000% 11/01/2027 Callable @ 100.000 11/01/2024	100,000	103,480
Maine Municipal Bond Bank 3.000% 11/01/2040 Callable @ 100.000 11/01/2030	250,000	185,967
		539,447
Pre-Refunded (30.2%)
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034 Callable @ 100.000 07/01/2024	250,000	256,743
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039 Callable @ 100.000 07/01/2024	750,000	769,987
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029 Callable @ 100.000 07/01/2024	1,000,000	1,027,300
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030 Callable @ 100.000 07/01/2024	500,000	512,995
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031 Callable @ 100.000 07/01/2024	500,000	506,665
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	15,209
Town of Scarborough ME 4.000% 11/01/2028 Callable @ 100.000 11/01/2023	100,000	100,830
		3,189,729
Transportation (6.3%)
Maine Turnpike Authority 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	250,000	250,402
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	101,379
City of Portland ME General Airport Revenue 5.000% 07/01/2024 Callable @ 100.000 07/01/2023	100,000	101,386
City of Portland ME General Airport Revenue 4.000% 01/01/2040 Callable @ 100.000 01/01/2030	250,000	212,548
		665,715
Utilities (5.6%)
Portland Water District 3.000% 11/01/2039 Callable @ 100.000 11/01/2029	500,000	417,340
Portland Water District Water System Revenue 2.000% 11/01/2036 Callable @ 100.000 11/01/2031	250,000	176,553
		593,893

TOTAL MUNICIPAL BONDS (COST: $11,003,757)		$9,686,933

OTHER ASSETS LESS LIABILITIES (8.4%)		$885,795

NET ASSETS (100.0%)		$10,572,728

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2022, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Maine Municipal Fund
Investments at cost	$11,003,757
Unrealized appreciation	$985
Unrealized depreciation	($1,317,809)
Net unrealized appreciation (depreciation)*	($1,316,824)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2022:

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$9,686,933	$0	$9,686,933
Total	$0	$9,686,933	$0	$9,686,933